Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Unaudited Interim Consolidated Statements of Cash Flows [Abstract]
Net cash provided by/(used in) operating activities	$ 15,037	$ (15,612)
Cash flows from investing activities:
Vessels' improvements and acquisitions	(117,058)	0
Deposits assets, non-current	(1,000)	(7,128)
Net cash used in investing activities	(118,058)	(7,128)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	98,232	48,867
Proceeds from long term debt and other financial liabilities	104,350	0
Repayments of long term debt and other financial liabilities	(66,722)	(8,891)
Payments of financing and stock issuance costs	(1,096)	(1,387)
Net cash provided by financing activities	134,764	38,589
Net increase in cash and cash equivalents and restricted cash	31,743	15,849
Cash and cash equivalents and restricted cash at beginning of period	22,051	14,554
Cash and cash equivalents and restricted cash at end of period	53,794	30,403
Cash paid during the period for:
Interest paid	5,160	5,837
Noncash financing activities:
Units issued for repayment of subordinated long term-debt (Note 6)	3,000	0
Repayment of subordinated long term-debt by issuance of units (Note 6)	(3,000)	0
Noncash investing activities:
Vessels' improvements	$ (884)	$ 0